FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22988

Nuveen Global High Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2018

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-22988

Registrant Name:  Nuveen Global High Income Fund

Reporting Period:  07/01/2017 - 06/30/2018

Nuveen Global High Income Fund

PENN VIRGINIA CORPORATION Meeting Date: MAY 02, 2018 Record Date: MAR 15, 2018 Meeting Type: ANNUAL
Ticker: PVAC Security ID: 70788V102
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director John A. Brooks	Management	For	For
1.2	Elect Director Darin G. Holderness	Management	For	For
1.3	Elect Director David Geenberg	Management	For	For
1.4	Elect Director Jerry R. Schuyler	Management	For	For
1.5	Elect Director Michael Hanna	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Ratify Grant Thornton LLP as Auditors	Management	For	For

WASTE ITALIA SPA Meeting Date: NOV 13, 2017 Record Date: NOV 02, 2017 Meeting Type: BONDHOLDER
Ticker: Security ID: T9T065AB7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Assign Legal Advisor	Management	For	Did Not Vote
2	Approve Change in the Location of the Registered Headquarters To Oleggio	Management	For	Did Not Vote

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Global High Income Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 20, 2018